UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
190 Middle Street, Suite 101
Portland, Maine 04101

Zachary Tackett, Principal Executive Officer
190 Middle Street, Suite 101
Portland, Maine 04101
207-347-2000

Date of fiscal year end June 30

Date of reporting period: July 1, 2025 – June 30, 2026

ITEM 1. REPORT TO SHAREHOLDERS.
(a)           A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act, as amended (“Act”), is attached hereto.

DF Dent Premier Growth Fund

DFDPX

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about the DF Dent Premier Growth Fund for the period of July 1, 2025, to June 30, 2026. You can find additional information about the Fund at https://dfdent.com/literature/. You can also request this information by contacting us at (866) 233-3368.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DF Dent Premier Growth Fund	$99	0.99%

How did the Fund perform in the last year?

During the period from July 1, 2025, to June 30, 2026, the Fund underperformed its index, the S&P 500. The underperformance was influenced by stock selection in the Financials, Health Care, and Industrials sectors. Our initial underweight to Semiconductors and an overweight in Software were also a significant drag. A positive contribution came from stock selection in the Communication Services sector.

Overall, the Quality Factor drastically underperformed the Low Quality and Momentum Factors for almost the entire period. Benchmark returns continued to be dominated by extraordinary gains in a narrow group of technology and AI infrastructure companies.

Top Contributors

  Alphabet, Inc., Class C

  ASML Holding NV

  Monolithic Power Systems, Inc.

  Datadog, Inc., Class A

  Perimeter Solutions, Inc.

Top Detractors

  Veeva Systems, Inc., Class A

  ServiceNow, Inc.

  Guidewire Software, Inc.

  Microsoft Corp.

  CoStar Group, Inc.

Total Return Based on a $10,000 Investment

Table Summary
Date	DF Dent Premier Growth Fund	S&P 500® Index
6/30/16	$10,000	$10,000
9/30/16	$10,553	$10,385
12/31/16	$10,331	$10,782
3/31/17	$11,122	$11,436
6/30/17	$12,062	$11,790
9/30/17	$12,828	$12,318
12/31/17	$13,620	$13,136
3/31/18	$14,409	$13,037
6/30/18	$15,075	$13,484
9/30/18	$16,309	$14,524
12/31/18	$13,873	$12,560
3/31/19	$16,627	$14,275
6/30/19	$18,261	$14,889
9/30/19	$18,486	$15,142
12/31/19	$19,825	$16,515
3/31/20	$16,804	$13,279
6/30/20	$21,333	$16,006
9/30/20	$22,736	$17,436
12/31/20	$25,441	$19,554
3/31/21	$25,345	$20,761
6/30/21	$27,938	$22,536
9/30/21	$28,117	$22,667
12/31/21	$29,797	$25,167
3/31/22	$26,584	$24,009
6/30/22	$21,499	$20,144
9/30/22	$20,159	$19,160
12/31/22	$21,439	$20,609
3/31/23	$23,082	$22,154
6/30/23	$24,785	$24,091
9/30/23	$23,468	$23,302
12/31/23	$26,673	$26,026
3/31/24	$29,174	$28,774
6/30/24	$28,718	$30,006
9/30/24	$31,074	$31,773
12/31/24	$30,584	$32,538
3/31/25	$29,612	$31,148
6/30/25	$32,181	$34,556
9/30/25	$33,070	$37,364
12/31/25	$32,679	$38,356
3/31/26	$28,753	$36,694
6/30/26	$31,963	$42,271

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years. Updated performance can be found at https://dfdent.com/literature/.

Average Annual Total Returns

Table Summary
	One Year	Five Year	Ten Year
DF Dent Premier Growth Fund	-0.68%	2.73%	12.32%
S&P 500® Index	22.32%	13.41%	15.51%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Table Summary
Total Net Assets	$202,440,535
# of Portfolio Holdings	37
Portfolio Turnover Rate	33%
Investment Advisory Fees (Net of fees waived)	$1,788,409

Top Ten Holdings

(% total investments)*

Table Summary
Amazon.com, Inc.	7.35%
Alphabet, Inc., Class C	7.20%
Visa, Inc., Class A	5.08%
Mastercard, Inc., Class A	4.58%
HEICO Corp., Class A	4.46%
Motorola Solutions, Inc.	4.12%
ASML Holding NV	3.97%
Microsoft Corp.	3.87%
Datadog, Inc., Class A	3.76%
Monolithic Power Systems, Inc.	3.72%

* excluding cash equivalents

Sector Weightings

(% total investments)*

Real Estate
3.2%
Consumer Discretionary
7.4%
Materials
8.0%
Health Care
8.9%
Communication Services
11.3%
Industrials
13.1%
Financials
14.3%
Information Technology
33.8%
0%
5%
10%
15%
20%
25%
30%
35%

Table Summary
Value	Value
Information Technology	33.8%
Financials	14.3%
Industrials	13.1%
Communication Services	11.3%
Health Care	8.9%
Materials	8.0%
Consumer Discretionary	7.4%
Real Estate	3.2%

* excluding cash equivalents

Where can I find additional information about the Fund?

Additional information is available by scanning the QR code or at https://dfdent.com/literature/, including its:

  prospectus

  financial information

  holdings

  proxy voting information

DF Dent Premier Growth Fund

DFDPX

Annual Shareholder Report - June 30, 2026

221A-DFDPX-26

DF Dent Midcap Growth Fund

DFDMX

:  Investor Shares

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about the DF Dent Midcap Growth Fund for the period of July 1, 2025, to June 30, 2026. You can find additional information about the Fund at https://dfdent.com/literature/. You can also request this information by contacting us at (866) 233-3368.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$91	0.95%

How did the Fund perform in the last year?

During the period from July 1, 2025, to June 30, 2026, the Fund underperformed both the Russell 2500 Index and the Russell Midcap Growth Index.

The underperformance relative to the Russell 2500 Index was notable. It was driven primarily by stock selection in the Industrials, Financials (Insurance), and Information Technology (overweight software and underweight Artificial Intelligence (“AI”) sectors). This was offset somewhat by underweights in the Consumer Discretionary and Consumer Staples sectors, and an overweight in the Information Technology sector.

The underperformance relative to the Russell Midcap Growth Index was less severe. It was primarily driven by stock selection in the Industrials sector where we were underweight AI infrastructure names. Stock selection in the Information Technology, Materials, and Real Estate sectors also materially detracted from performance. On the positive side, overweights in the Materials sector and Semiconductors helped performance, as did an underweight of the Communication Services sector.

Top Contributors

  Monolithic Power Systems, Inc.

  Entegris, Inc.

  West Pharmaceutical Services, Inc.

  Bio-Techne Corp.

  Medpace Holdings, Inc.

Top Detractors

  CoStar Group, Inc.

  Goosehead Insurance, Inc., Class A

  Veeva Systems, Inc., Class A

  Tyler Technologies, Inc.

  Kinsale Capital Group, Inc.

Total Return Based on a $10,000 Investment

Table Summary
Date	Investor Shares	Russell 2500® Index	Russell Midcap Growth® Index
6/30/16	$10,000	$10,000	$10,000
9/30/16	$10,423	$10,656	$10,459
12/31/16	$10,139	$11,309	$10,507
3/31/17	$10,823	$11,734	$11,231
6/30/17	$11,774	$11,984	$11,705
9/30/17	$12,451	$12,552	$12,323
12/31/17	$13,304	$13,210	$13,162
3/31/18	$14,003	$13,178	$13,448
6/30/18	$14,506	$13,931	$13,873
9/30/18	$15,584	$14,585	$14,923
12/31/18	$13,280	$11,889	$12,537
3/31/19	$15,819	$13,769	$14,996
6/30/19	$17,447	$14,177	$15,806
9/30/19	$17,602	$13,995	$15,700
12/31/19	$18,610	$15,190	$16,983
3/31/20	$15,850	$10,675	$13,580
6/30/20	$20,088	$13,511	$17,689
9/30/20	$21,029	$14,306	$19,347
12/31/20	$24,271	$18,227	$23,027
3/31/21	$23,943	$20,219	$22,897
6/30/21	$25,980	$21,319	$25,432
9/30/21	$26,165	$20,747	$25,239
12/31/21	$27,257	$21,541	$25,958
3/31/22	$23,572	$20,288	$22,692
6/30/22	$18,973	$16,843	$17,911
9/30/22	$17,707	$16,368	$17,794
12/31/22	$18,938	$17,584	$19,022
3/31/23	$20,569	$18,180	$20,759
6/30/23	$21,807	$19,130	$22,054
9/30/23	$20,541	$18,215	$20,902
12/31/23	$23,277	$20,647	$23,942
3/31/24	$25,049	$22,076	$26,216
6/30/24	$23,446	$21,132	$25,373
9/30/24	$25,928	$22,981	$27,033
12/31/24	$25,872	$23,124	$29,234
3/31/25	$25,379	$21,390	$27,152
6/30/25	$26,624	$23,226	$32,095
9/30/25	$27,334	$25,316	$32,987
12/31/25	$25,998	$25,878	$31,765
3/31/26	$22,552	$26,404	$29,748
6/30/26	$24,114	$31,755	$34,075

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years. Updated performance can be found at https://dfdent.com/literature/.  Effective June 1, 2024, the Fund changed its primary benchmark index from the Russell Midcap Growth Index to the Russell 2500 Index due to regulatory requirements. The Fund retained the Russell Midcap Growth Index as a secondary benchmark because the Russell Midcap Growth Index more closely reflects the market sectors in which the Fund invests.

Average Annual Total Returns

Table Summary
	One Year	Five Year	Ten Year
Investor Shares	-9.43%	-1.48%	9.20%
Russell 2500® Index	36.72%	8.30%	12.25%
Russell Midcap Growth® Index	6.17%	6.03%	13.04%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Table Summary
Total Net Assets	$221,406,592
# of Portfolio Holdings	38
Portfolio Turnover Rate	47%
Investment Advisory Fees (Net of fees waived)	$2,171,331

Top Ten Holdings

(% total investments)*

Table Summary
Ecolab, Inc.	5.57%
Vulcan Materials Co.	5.54%
HEICO Corp., Class A	5.00%
Bio-Techne Corp.	4.23%
TransDigm Group, Inc.	4.21%
Kinsale Capital Group, Inc.	4.12%
Veralto Corp.	4.11%
Veeva Systems, Inc., Class A	3.95%
CBRE Group, Inc., Class A	3.69%
Appfolio, Inc.	3.69%

* excluding cash equivalents

Sector Weightings

(% total investments)*

Consumer Discretionary
2.7%
Real Estate
6.1%
Materials
11.8%
Health Care
16.2%
Financials
18.7%
Industrials
21.7%
Information Technology
22.8%
0%
5%
10%
15%
20%
25%

Table Summary
Value	Value
Information Technology	22.8%
Industrials	21.7%
Financials	18.7%
Health Care	16.2%
Materials	11.8%
Real Estate	6.1%
Consumer Discretionary	2.7%

* excluding cash equivalents

Where can I find additional information about the Fund?

Additional information is available by scanning the QR code or at https://dfdent.com/literature/, including its:

  prospectus

  financial information

  holdings

  proxy voting information

DF Dent Midcap Growth Fund

DFDMX

:  Investor Shares

Annual Shareholder Report - June 30, 2026

221A-DFDMX-26

DF Dent Midcap Growth Fund

DFMGX

:  Institutional Shares

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about the DF Dent Midcap Growth Fund for the period of July 1, 2025, to June 30, 2026. You can find additional information about the Fund at https://dfdent.com/literature/. You can also request this information by contacting us at (866) 233-3368.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$81	0.85%

How did the Fund perform in the last year?

During the period from July 1, 2025, to June 30, 2026, the Fund underperformed both the Russell 2500 Index and the Russell Midcap Growth Index.

The underperformance relative to the Russell 2500 Index was notable. It was driven primarily by stock selection in the Industrials, Financials (Insurance), and Information Technology (overweight software and underweight Artificial Intelligence (“AI”) sectors). This was offset somewhat by underweights in the Consumer Discretionary and Consumer Staples sectors, and an overweight in the Information Technology sector.

The underperformance relative to the Russell Midcap Growth Index was less severe. It was primarily driven by stock selection in the Industrials sector where we were underweight AI infrastructure names. Stock selection in the Information Technology, Materials, and Real Estate sectors also materially detracted from performance. On the positive side, overweights in the Materials sector and Semiconductors helped performance, as did an underweight of the Communication Services sector.

Top Contributors

  Monolithic Power Systems, Inc.

  Entegris, Inc.

  West Pharmaceutical Services, Inc.

  Bio-Techne Corp.

  Medpace Holdings, Inc.

Top Detractors

  CoStar Group, Inc.

  Goosehead Insurance, Inc., Class A

  Veeva Systems, Inc., Class A

  Tyler Technologies, Inc.

  Kinsale Capital Group, Inc.

Total Return Based on a $500,000 Investment

Table Summary
Date	Institutional SharesFootnote Reference1	Russell 2500® Index	Russell Midcap Growth® Index
6/30/16	$500,000	$500,000	$500,000
9/30/16	$521,145	$532,814	$522,960
12/31/16	$506,952	$565,444	$525,345
3/31/17	$541,140	$586,683	$561,563
6/30/17	$588,677	$599,206	$585,234
9/30/17	$622,539	$627,618	$616,151
12/31/17	$665,220	$660,498	$658,087
3/31/18	$700,163	$658,919	$672,398
6/30/18	$725,635	$696,535	$693,628
9/30/18	$779,845	$729,247	$746,168
12/31/18	$664,628	$594,435	$626,825
3/31/19	$791,948	$688,460	$749,814
6/30/19	$874,013	$708,845	$790,318
9/30/19	$881,781	$699,755	$784,995
12/31/19	$932,812	$759,487	$849,158
3/31/20	$794,832	$533,753	$678,987
6/30/20	$1,007,423	$675,544	$884,455
9/30/20	$1,055,120	$715,283	$967,360
12/31/20	$1,217,936	$911,334	$1,151,343
3/31/21	$1,201,533	$1,010,932	$1,144,835
6/30/21	$1,303,711	$1,065,948	$1,271,593
9/30/21	$1,313,280	$1,037,362	$1,261,930
12/31/21	$1,367,896	$1,077,032	$1,297,889
3/31/22	$1,182,979	$1,014,382	$1,134,610
6/30/22	$952,360	$842,129	$895,528
9/30/22	$888,728	$818,401	$889,680
12/31/22	$950,602	$879,190	$951,081
3/31/23	$1,032,514	$908,997	$1,037,971
6/30/23	$1,094,739	$956,491	$1,102,681
9/30/23	$1,031,108	$910,751	$1,045,077
12/31/23	$1,168,917	$1,032,373	$1,197,095
3/31/24	$1,257,860	$1,103,808	$1,310,778
6/30/24	$1,177,706	$1,056,625	$1,268,658
9/30/24	$1,302,156	$1,149,065	$1,351,645
12/31/24	$1,299,343	$1,156,207	$1,461,690
3/31/25	$1,275,086	$1,069,476	$1,357,616
6/30/25	$1,338,014	$1,161,297	$1,604,726
9/30/25	$1,374,224	$1,265,813	$1,649,327
12/31/25	$1,307,077	$1,293,881	$1,588,229
3/31/26	$1,134,464	$1,320,219	$1,487,391
6/30/26	$1,213,213	$1,587,750	$1,703,769
Footnote	Description
Footnote[1]	Institutional Shares commenced operations on November 29, 2017. Performance for the periods prior to November 29, 2017 reflects the performance of the Fund's Investor Shares. The Investor shares had different expenses than the Institutional Shares, which would affect performance.

The above chart represents historical performance of a hypothetical $500,000 investment over the past 10 years. Updated performance can be found at https://dfdent.com/literature/.  Effective June 1, 2024, the Fund changed its primary benchmark index from the Russell Midcap Growth Index to the Russell 2500 Index due to regulatory requirements. The Fund retained the Russell Midcap Growth Index as a secondary benchmark because the Russell Midcap Growth Index more closely reflects the market sectors in which the Fund invests.

Average Annual Total Returns

Table Summary
	One Year	Five Year	Ten Year
Institutional SharesFootnote Reference1	-9.33%	-1.43%	9.27%
Russell 2500® Index	36.72%	8.30%	12.25%
Russell Midcap Growth® Index	6.17%	6.03%	13.04%
Footnote	Description
Footnote[1]	Institutional Shares commenced operations on November 29, 2017. Performance for the periods prior to November 29, 2017 reflects the performance of the Fund's Investor Shares. The Investor shares had different expenses than the Institutional Shares, which would affect performance.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Table Summary
Total Net Assets	$221,406,592
# of Portfolio Holdings	38
Portfolio Turnover Rate	47%
Investment Advisory Fees (Net of fees waived)	$2,171,331

Top Ten Holdings

(% total investments)*

Table Summary
Ecolab, Inc.	5.57%
Vulcan Materials Co.	5.54%
HEICO Corp., Class A	5.00%
Bio-Techne Corp.	4.23%
TransDigm Group, Inc.	4.21%
Kinsale Capital Group, Inc.	4.12%
Veralto Corp.	4.11%
Veeva Systems, Inc., Class A	3.95%
CBRE Group, Inc., Class A	3.69%
Appfolio, Inc.	3.69%

* excluding cash equivalents

Sector Weightings

(% total investments)*

Table Summary
Value	Value
Information Technology	22.8%
Industrials	21.7%
Financials	18.7%
Health Care	16.2%
Materials	11.8%
Real Estate	6.1%
Consumer Discretionary	2.7%

* excluding cash equivalents

Where can I find additional information about the Fund?

Additional information is available by scanning the QR code or at https://dfdent.com/literature/, including its:

  prospectus

  financial information

  holdings

  proxy voting information

DF Dent Midcap Growth Fund

DFMGX

:  Institutional Shares

Annual Shareholder Report - June 30, 2026

221A-DFMGX-26

DF Dent Midcap Growth Fund

DFMLX

:  Institutional Plus Shares

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about the DF Dent Midcap Growth Fund for the period of July 1, 2025, to June 30, 2026. You can find additional information about the Fund at https://dfdent.com/literature/. You can also request this information by contacting us at (866) 233-3368.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$75	0.79%

How did the Fund perform in the last year?

During the period from July 1, 2025, to June 30, 2026, the Fund underperformed both the Russell 2500 Index and the Russell Midcap Growth Index.

The underperformance relative to the Russell 2500 Index was notable. It was driven primarily by stock selection in the Industrials, Financials (Insurance), and Information Technology (overweight software and underweight Artificial Intelligence (“AI”) sectors). This was offset somewhat by underweights in the Consumer Discretionary and Consumer Staples sectors, and an overweight in the Information Technology sector.

The underperformance relative to the Russell Midcap Growth Index was less severe. It was primarily driven by stock selection in the Industrials sector where we were underweight AI infrastructure names. Stock selection in the Information Technology, Materials, and Real Estate sectors also materially detracted from performance. On the positive side, overweights in the Materials sector and Semiconductors helped performance, as did an underweight of the Communication Services sector.

Top Contributors

  Monolithic Power Systems, Inc.

  Entegris, Inc.

  West Pharmaceutical Services, Inc.

  Bio-Techne Corp.

  Medpace Holdings, Inc.

Top Detractors

  CoStar Group, Inc.

  Goosehead Insurance, Inc., Class A

  Veeva Systems, Inc., Class A

  Tyler Technologies, Inc.

  Kinsale Capital Group, Inc.

Total Return Based on a $100,000,000 Investment

Table Summary
Date	Institutional Plus SharesFootnote Reference1	Russell 2500® Index	Russell Midcap Growth® Index
6/30/16	$100,000,000	$100,000,000	$100,000,000
9/30/16	$104,229,018	$106,562,763	$104,591,972
12/31/16	$101,390,425	$113,088,819	$105,069,054
3/31/17	$108,227,929	$117,336,623	$112,312,616
6/30/17	$117,735,316	$119,841,136	$117,046,737
9/30/17	$124,507,702	$125,523,529	$123,230,221
12/31/17	$133,043,970	$132,099,531	$131,617,480
3/31/18	$140,032,534	$131,783,789	$134,479,530
6/30/18	$145,061,687	$139,307,016	$138,725,629
9/30/18	$155,838,445	$145,849,440	$149,233,510
12/31/18	$132,794,932	$118,887,050	$125,365,012
3/31/19	$158,192,132	$137,692,081	$149,962,883
6/30/19	$174,470,656	$141,768,985	$158,063,614
9/30/19	$176,024,208	$139,951,077	$156,999,029
12/31/19	$186,095,076	$151,897,340	$169,831,604
3/31/20	$158,497,674	$106,750,692	$135,797,405
6/30/20	$200,881,832	$135,108,798	$176,890,931
9/30/20	$210,285,391	$143,056,565	$193,471,967
12/31/20	$242,714,177	$182,266,819	$230,268,690
3/31/21	$239,433,332	$202,186,364	$228,967,097
6/30/21	$259,801,911	$213,189,674	$254,318,590
9/30/21	$261,647,387	$207,472,500	$252,385,921
12/31/21	$272,527,844	$215,406,427	$259,577,780
3/31/22	$235,686,506	$202,876,339	$226,922,055
6/30/22	$189,809,935	$168,425,864	$179,105,576
9/30/22	$177,202,633	$163,680,286	$177,936,052
12/31/22	$189,529,773	$175,837,947	$190,216,150
3/31/23	$205,919,265	$181,799,374	$207,594,104
6/30/23	$218,316,446	$191,298,291	$220,536,125
9/30/23	$205,639,103	$182,150,259	$209,015,362
12/31/23	$233,165,046	$206,474,666	$239,419,047
3/31/24	$250,955,350	$220,761,644	$262,155,602
6/30/24	$234,986,101	$211,324,949	$253,731,645
9/30/24	$260,060,623	$229,813,034	$270,329,033
12/31/24	$259,570,339	$231,241,365	$292,338,073
3/31/25	$254,737,540	$213,895,174	$271,523,132
6/30/25	$267,344,842	$232,259,357	$320,945,245
9/30/25	$274,559,021	$253,162,535	$329,865,330
12/31/25	$261,251,313	$258,776,146	$317,645,761
3/31/26	$226,721,314	$264,043,808	$297,478,248
6/30/26	$242,550,482	$317,550,066	$340,753,715
Footnote	Description
Footnote[1]	Institutional Plus Shares commenced operations on December 3, 2021. Performance for the periods prior to December 3, 2021 reflects the performance of the Fund's Investor Shares. The Investor shares had different expenses than the Institutional Plus Shares, which would affect performance.

The above chart represents historical performance of a hypothetical $100,000,000 investment over the past 10 years. Updated performance can be found at https://dfdent.com/literature/.  Effective June 1, 2024, the Fund changed its primary benchmark index from the Russell Midcap Growth Index to the Russell 2500 Index due to regulatory requirements. The Fund retained the Russell Midcap Growth Index as a secondary benchmark because the Russell Midcap Growth Index more closely reflects the market sectors in which the Fund invests.

Average Annual Total Returns

Table Summary
	One Year	Five Year	Ten Year
Institutional Plus SharesFootnote Reference1	-9.27%	-1.36%	9.26%
Russell 2500® Index	36.72%	8.30%	12.25%
Russell Midcap Growth® Index	6.17%	6.03%	13.04%
Footnote	Description
Footnote[1]	Institutional Plus Shares commenced operations on December 3, 2021. Performance for the periods prior to November 29, 2017 reflects the performance of the Fund's Investor Shares. The Investor shares had different expenses than the Institutional Plus Shares, which would affect performance.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Table Summary
Total Net Assets	$221,406,592
# of Portfolio Holdings	38
Portfolio Turnover Rate	47%
Investment Advisory Fees (Net of fees waived)	$2,171,331

Top Ten Holdings

(% total investments)*

Table Summary
Ecolab, Inc.	5.57%
Vulcan Materials Co.	5.54%
HEICO Corp., Class A	5.00%
Bio-Techne Corp.	4.23%
TransDigm Group, Inc.	4.21%
Kinsale Capital Group, Inc.	4.12%
Veralto Corp.	4.11%
Veeva Systems, Inc., Class A	3.95%
CBRE Group, Inc., Class A	3.69%
Appfolio, Inc.	3.69%

* excluding cash equivalents

Sector Weightings

(% total investments)*

Table Summary
Value	Value
Information Technology	22.8%
Industrials	21.7%
Financials	18.7%
Health Care	16.2%
Materials	11.8%
Real Estate	6.1%
Consumer Discretionary	2.7%

* excluding cash equivalents

Where can I find additional information about the Fund?

Additional information is available by scanning the QR code or at https://dfdent.com/literature/, including its:

  prospectus

  financial information

  holdings

  proxy voting information

DF Dent Midcap Growth Fund

DFMLX

:  Institutional Plus Shares

Annual Shareholder Report - June 30, 2026

221A-DFMLX-26

DF Dent Small Cap Growth Fund

DFDSX

:  Investor Shares

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about the DF Dent Small Cap Growth Fund for the period of July 1, 2025, to June 30, 2026. You can find additional information about the Fund at https://dfdent.com/literature/. You can also request this information by contacting us at (866) 233-3368.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$108	1.05%

How did the Fund perform in the last year?

During the period from July 1, 2025, to June 30, 2026, the Fund underperformed both the Russell 2000 Index and the Russell 2000 Growth Index.

The underperformance relative to the Russell 2000 Index came almost entirely from stock selection in the Financials, Health Care, Industrials, and Information Technology sectors. This was partially offset by stock selection in the Materials sector and underweights in Consumer Discretionary and Financials sectors, as well as an overweight in the Industrials sector.

The underperformance relative to the Russell 2000 Growth Index was not as severe as the underperformance relative to the Russell 2000 Index. The biggest detractors to performance were our software names and our underexposure to artificial intelligence (“AI”) infrastructure-related stocks. Importantly though, this dynamic changed as of the end of the second quarter, following the benchmark’s reconstitution. Through reconstitution, we estimate AI infrastructure exposure dropped by 10-15 percentage points in the index. Stock selection in the Materials sector, underweights in the Consumer Discretionary and Communication Services sectors, and an overweight in the Industrials sector helped performance slightly.

Top Contributors

  Perimeter Solutions, Inc.

  Onto Innovation, Inc.

  Medpace Holdings, Inc.

  RBC Bearings, Inc.

  ESCO Technologies, Inc.

Top Detractors

  Goosehead Insurance, Inc., Class A

  SPS Commerce, Inc

  Hamilton Lane, Inc., Class A

  Guidewire Software, Inc.

  Morningstar, Inc.

Total Return Based on a $10,000 Investment

Table Summary
Date	Investor Shares	Russell 2000® Index	Russell 2000® Growth Index
6/30/16	$10,000	$10,000	$10,000
9/30/16	$10,661	$10,905	$10,922
12/31/16	$10,783	$11,868	$11,312
3/31/17	$11,010	$12,160	$11,917
6/30/17	$11,567	$12,460	$12,440
9/30/17	$12,063	$13,166	$13,214
12/31/17	$12,463	$13,606	$13,820
3/31/18	$12,872	$13,595	$14,137
6/30/18	$13,899	$14,649	$15,160
9/30/18	$15,117	$15,173	$15,997
12/31/18	$12,274	$12,108	$12,533
3/31/19	$14,368	$13,873	$14,682
6/30/19	$15,985	$14,164	$15,086
9/30/19	$15,443	$13,824	$14,456
12/31/19	$16,734	$15,198	$16,103
3/31/20	$13,338	$10,545	$11,954
6/30/20	$17,436	$13,226	$15,610
9/30/20	$18,536	$13,878	$16,728
12/31/20	$22,538	$18,232	$21,680
3/31/21	$22,567	$20,547	$22,737
6/30/21	$24,166	$21,429	$23,628
9/30/21	$24,408	$20,495	$22,292
12/31/21	$25,824	$20,933	$22,295
3/31/22	$21,727	$19,358	$19,479
6/30/22	$18,046	$16,029	$15,729
9/30/22	$17,282	$15,679	$15,767
12/31/22	$17,997	$16,655	$16,418
3/31/23	$19,554	$17,111	$17,415
6/30/23	$20,596	$18,002	$18,644
9/30/23	$19,941	$17,079	$17,279
12/31/23	$22,005	$19,475	$19,482
3/31/24	$23,830	$20,484	$20,959
6/30/24	$22,114	$19,812	$20,347
9/30/24	$24,773	$21,650	$22,058
12/31/24	$24,406	$21,722	$22,434
3/31/25	$22,570	$19,663	$19,940
6/30/25	$23,632	$21,334	$22,326
9/30/25	$23,671	$23,979	$25,049
12/31/25	$23,612	$24,504	$25,353
3/31/26	$21,648	$24,721	$24,642
6/30/26	$25,080	$30,034	$30,976

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years. Updated performance can be found at https://dfdent.com/literature/.  Effective June 1, 2024, the Fund changed its primary benchmark index from the Russell 2000 Growth Index to the Russell 2000 Index due to regulatory requirements. The Fund retained the Russell 2000 Growth Index as a secondary benchmark because the Russell 2000 Growth Index more closely reflects the market sectors in which the Fund invests.

Average Annual Total Returns

Table Summary
	One Year	Five Year	Ten Year
Investor Shares	6.13%	0.75%	9.63%
Russell 2000® Index	40.78%	6.98%	11.62%
Russell 2000® Growth Index	38.74%	5.57%	11.97%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Table Summary
Total Net Assets	$170,063,407
# of Portfolio Holdings	50
Portfolio Turnover Rate	49%
Investment Advisory Fees (Net of fees waived)	$1,198,208

Top Ten Holdings

(% total investments)*

Table Summary
Perimeter Solutions, Inc.	6.65%
Landbridge Co., LLC	4.10%
Casella Waste Systems, Inc.	4.04%
Novanta, Inc.	3.70%
Medpace Holdings, Inc.	3.66%
HEICO Corp., Class A	3.60%
Hayward Holdings, Inc.	3.51%
Onto Innovation, Inc.	3.30%
RBC Bearings, Inc.	3.28%
Applied Industrial Technologies, Inc.	2.81%

* excluding cash equivalents

Sector Weightings

(% total investments)*

Real Estate
4.1%
Consumer Discretionary
5.9%
Financials
6.1%
Materials
8.1%
Health Care
13.0%
Information Technology
24.6%
Industrials
38.2%
0%
10%
20%
30%
40%

Table Summary
Value	Value
Industrials	38.2%
Information Technology	24.6%
Health Care	13.0%
Materials	8.1%
Financials	6.1%
Consumer Discretionary	5.9%
Real Estate	4.1%

* excluding cash equivalents

Where can I find additional information about the Fund?

Additional information is available by scanning the QR code or at https://dfdent.com/literature/, including its:

  prospectus

  financial information

  holdings

  proxy voting information

DF Dent Small Cap Growth Fund

DFDSX

:  Investor Shares

Annual Shareholder Report - June 30, 2026

221A-DFDSX-26

DF Dent Small Cap Growth Fund

DFSGX

:  Institutional Shares

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about the DF Dent Small Cap Growth Fund for the period of July 1, 2025, to June 30, 2026. You can find additional information about the Fund at https://dfdent.com/literature/. You can also request this information by contacting us at (866) 233-3368.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$98	0.95%

How did the Fund perform in the last year?

During the period from July 1, 2025, to June 30, 2026, the Fund underperformed both the Russell 2000 Index and the Russell 2000 Growth Index.

The underperformance relative to the Russell 2000 Index came almost entirely from stock selection in the Financials, Health Care, Industrials, and Information Technology sectors. This was partially offset by stock selection in the Materials sector and underweights in Consumer Discretionary and Financials sectors, as well as an overweight in the Industrials sector.

The underperformance relative to the Russell 2000 Growth Index was not as severe as the underperformance relative to the Russell 2000 Index. The biggest detractors to performance were our software names and our underexposure to artificial intelligence (“AI”) infrastructure-related stocks. Importantly though, this dynamic changed as of the end of the second quarter, following the benchmark’s reconstitution. Through reconstitution, we estimate AI infrastructure exposure dropped by 10-15 percentage points in the index. Stock selection in the Materials sector, underweights in the Consumer Discretionary and Communication Services sectors, and an overweight in the Industrials sector helped performance slightly.

Top Contributors

  Perimeter Solutions, Inc.

  Onto Innovation, Inc.

  Medpace Holdings, Inc.

  RBC Bearings, Inc.

  ESCO Technologies, Inc.

Top Detractors

  Goosehead Insurance, Inc., Class A

  SPS Commerce, Inc

  Hamilton Lane, Inc., Class A

  Guidewire Software, Inc.

  Morningstar, Inc.

Total Return Based on a $500,000 Investment

Table Summary
Date	Institutional SharesFootnote Reference1	Russell 2000® Index	Russell 2000® Growth Index
6/30/16	$500,000	$500,000	$500,000
9/30/16	$533,072	$545,229	$546,107
12/31/16	$539,164	$593,392	$565,604
3/31/17	$550,479	$608,025	$595,857
6/30/17	$578,329	$623,004	$622,008
9/30/17	$603,133	$658,319	$660,687
12/31/17	$623,151	$680,308	$690,980
3/31/18	$644,038	$679,735	$706,868
6/30/18	$694,952	$732,440	$757,993
9/30/18	$756,745	$758,635	$799,859
12/31/18	$614,120	$605,379	$626,664
3/31/19	$719,278	$693,668	$734,105
6/30/19	$800,599	$708,201	$754,278
9/30/19	$773,492	$691,198	$722,801
12/31/19	$838,533	$759,901	$805,160
3/31/20	$668,266	$527,260	$597,711
6/30/20	$873,630	$661,282	$780,516
9/30/20	$929,122	$693,896	$836,385
12/31/20	$1,130,136	$911,584	$1,084,005
3/31/21	$1,132,073	$1,027,347	$1,136,853
6/30/21	$1,212,486	$1,071,446	$1,181,389
9/30/21	$1,224,596	$1,024,727	$1,114,610
12/31/21	$1,296,378	$1,046,671	$1,114,734
3/31/22	$1,090,564	$967,901	$973,972
6/30/22	$906,076	$801,469	$786,441
9/30/22	$867,889	$783,939	$788,343
12/31/22	$904,092	$832,769	$820,918
3/31/23	$982,450	$855,569	$870,770
6/30/23	$1,035,019	$900,103	$932,182
9/30/23	$1,002,287	$853,945	$863,959
12/31/23	$1,106,434	$973,747	$974,089
3/31/24	$1,198,678	$1,024,188	$1,047,943
6/30/24	$1,112,385	$990,619	$1,017,352
9/30/24	$1,246,784	$1,082,477	$1,102,912
12/31/24	$1,228,930	$1,086,097	$1,121,705
3/31/25	$1,136,686	$983,147	$997,019
6/30/25	$1,190,247	$1,066,711	$1,116,318
9/30/25	$1,192,231	$1,198,927	$1,252,439
12/31/25	$1,189,751	$1,225,193	$1,267,669
3/31/26	$1,091,060	$1,236,059	$1,232,078
6/30/26	$1,264,638	$1,501,703	$1,548,800
Footnote	Description
Footnote[1]	Institutional Shares commenced operations on November 20, 2017. Performance for the periods prior to November 20, 2017 reflects the performance of the Fund's Investor Shares. The Investor shares had different expenses than the Institutional Shares, which would affect performance.

The above chart represents historical performance of a hypothetical $500,000 investment over the past 10 years. Updated performance can be found at https://dfdent.com/literature/.  Effective June 1, 2024, the Fund changed its primary benchmark index from the Russell 2000 Growth Index to the Russell 2000 Index due to regulatory requirements. The Fund retained the Russell 2000 Growth Index as a secondary benchmark because the Russell 2000 Growth Index more closely reflects the market sectors in which the Fund invests.

Average Annual Total Returns

Table Summary
	One Year	Five Year	Ten Year
Institutional SharesFootnote Reference1	6.25%	0.85%	9.72%
Russell 2000® Index	40.78%	6.98%	11.62%
Russell 2000® Growth Index	38.74%	5.57%	11.97%
Footnote	Description
Footnote[1]	Institutional Shares commenced operations on November 20, 2017. Performance for the periods prior to November 29, 2017 reflects the performance of the Fund's Investor Shares. The Investor shares had different expenses than the Institutional Shares, which would affect performance.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Table Summary
Total Net Assets	$170,063,407
# of Portfolio Holdings	50
Portfolio Turnover Rate	49%
Investment Advisory Fees (Net of fees waived)	$1,198,208

Top Ten Holdings

(% total investments)*

Table Summary
Perimeter Solutions, Inc.	6.65%
Landbridge Co., LLC	4.10%
Casella Waste Systems, Inc.	4.04%
Novanta, Inc.	3.70%
Medpace Holdings, Inc.	3.66%
HEICO Corp., Class A	3.60%
Hayward Holdings, Inc.	3.51%
Onto Innovation, Inc.	3.30%
RBC Bearings, Inc.	3.28%
Applied Industrial Technologies, Inc.	2.81%

* excluding cash equivalents

Sector Weightings

(% total investments)*

Table Summary
Value	Value
Industrials	38.2%
Information Technology	24.6%
Health Care	13.0%
Materials	8.1%
Financials	6.1%
Consumer Discretionary	5.9%
Real Estate	4.1%

* excluding cash equivalents

Where can I find additional information about the Fund?

Additional information is available by scanning the QR code or at https://dfdent.com/literature/, including its:

  prospectus

  financial information

  holdings

  proxy voting information

DF Dent Small Cap Growth Fund

DFSGX

:  Institutional Shares

Annual Shareholder Report - June 30, 2026

221A-DFSGX-26

DF Dent Small Cap Growth Fund

DFSLX

:  Institutional Plus Shares

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about the DF Dent Small Cap Growth Fund for the period of July 1, 2025, to June 30, 2026. You can find additional information about the Fund at https://dfdent.com/literature/. You can also request this information by contacting us at (866) 233-3368.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$88	0.85%

How did the Fund perform in the last year?

During the period from July 1, 2025, to June 30, 2026, the Fund underperformed both the Russell 2000 Index and the Russell 2000 Growth Index.

The underperformance relative to the Russell 2000 Index came almost entirely from stock selection in the Financials, Health Care, Industrials, and Information Technology sectors. This was partially offset by stock selection in the Materials sector and underweights in Consumer Discretionary and Financials sectors, as well as an overweight in the Industrials sector.

The underperformance relative to the Russell 2000 Growth Index was not as severe as the underperformance relative to the Russell 2000 Index. The biggest detractors to performance were our software names and our underexposure to artificial intelligence (“AI”) infrastructure-related stocks. Importantly though, this dynamic changed as of the end of the second quarter, following the benchmark’s reconstitution. Through reconstitution, we estimate AI infrastructure exposure dropped by 10-15 percentage points in the index. Stock selection in the Materials sector, underweights in the Consumer Discretionary and Communication Services sectors, and an overweight in the Industrials sector helped performance slightly.

Top Contributors

  Perimeter Solutions, Inc.

  Onto Innovation, Inc.

  Medpace Holdings, Inc.

  RBC Bearings, Inc.

  ESCO Technologies, Inc.

Top Detractors

  Goosehead Insurance, Inc., Class A

  SPS Commerce, Inc

  Hamilton Lane, Inc., Class A

  Guidewire Software, Inc.

  Morningstar, Inc.

Total Return Based on a $100,000,000 Investment

Table Summary
Date	Institutional Plus SharesFootnote Reference1	Russell 2000® Index	Russell 2000® Growth Index
6/30/16	$100,000,000	$100,000,000	$100,000,000
9/30/16	$106,614,447	$109,045,897	$109,221,426
12/31/16	$107,832,898	$118,678,427	$113,120,847
3/31/17	$110,095,735	$121,604,929	$119,171,407
6/30/17	$115,665,796	$124,600,776	$124,401,693
9/30/17	$120,626,632	$131,663,791	$132,137,309
12/31/17	$124,630,113	$136,061,650	$138,195,980
3/31/18	$128,720,627	$135,947,061	$141,373,647
6/30/18	$138,990,426	$146,487,999	$151,598,661
9/30/18	$151,174,935	$151,726,903	$159,971,819
12/31/18	$122,736,854	$121,075,807	$125,332,800
3/31/19	$143,675,967	$138,733,578	$146,820,939
6/30/19	$159,847,693	$141,640,142	$150,855,631
9/30/19	$154,425,958	$138,239,632	$144,560,278
12/31/19	$167,340,089	$151,980,288	$161,031,915
3/31/20	$133,378,778	$105,451,926	$119,542,132
6/30/20	$174,360,024	$132,256,332	$156,103,137
9/30/20	$185,364,248	$138,779,111	$167,276,957
12/31/20	$225,378,852	$182,316,886	$216,801,057
3/31/21	$225,669,539	$205,469,361	$227,370,610
6/30/21	$241,657,290	$214,289,214	$236,277,778
9/30/21	$244,079,677	$204,945,407	$222,921,914
12/31/21	$258,242,798	$209,334,260	$222,946,871
3/31/22	$217,269,200	$193,580,174	$194,794,464
6/30/22	$180,462,409	$160,293,731	$157,288,105
9/30/22	$172,823,263	$156,787,800	$157,668,521
12/31/22	$179,966,360	$166,553,795	$164,183,667
3/31/23	$195,542,280	$171,113,703	$174,154,051
6/30/23	$205,959,297	$180,020,641	$186,436,322
9/30/23	$199,411,458	$170,788,974	$172,791,739
12/31/23	$220,047,071	$194,749,479	$194,817,799
3/31/24	$238,301,652	$204,837,699	$209,588,511
6/30/24	$221,138,378	$198,123,746	$203,470,337
9/30/24	$247,726,572	$216,495,438	$220,582,345
12/31/24	$244,055,814	$217,219,498	$224,340,963
3/31/25	$225,697,966	$196,629,335	$199,403,742
6/30/25	$236,431,421	$213,342,171	$223,263,625
9/30/25	$236,923,781	$239,785,339	$250,487,818
12/31/25	$236,431,421	$245,038,563	$253,533,896
3/31/26	$216,933,953	$247,211,826	$246,415,565
6/30/26	$251,497,646	$300,340,597	$309,760,095
Footnote	Description
Footnote[1]	Institutional Plus Shares commenced operations on February 25, 2025. Performance for the periods prior to February 25, 2025 reflects the performance of the Fund's Investor Shares. The Investor shares had different expenses than the Institutional Plus Shares, which would affect performance.

The above chart represents historical performance of a hypothetical $100,000,000 investment over the past 10 years. Updated performance can be found at https://dfdent.com/literature/.  Effective June 1, 2024, the Fund changed its primary benchmark index from the Russell 2000 Growth Index to the Russell 2000 Index due to regulatory requirements. The Fund retained the Russell 2000 Growth Index as a secondary benchmark because the Russell 2000 Growth Index more closely reflects the market sectors in which the Fund invests.

Average Annual Total Returns

Table Summary
	One Year	Five Year	Ten Year
Institutional Plus SharesFootnote Reference1	6.37%	0.80%	9.66%
Russell 2000® Index	40.78%	6.98%	11.62%
Russell 2000® Growth Index	38.74%	5.57%	11.97%
Footnote	Description
Footnote[1]	Institutional Plus Shares commenced operations on February 25, 2025. Performance for the periods prior to November 29, 2017 reflects the performance of the Fund's Investor Shares. The Investor shares had different expenses than the Institutional Plus Shares, which would affect performance.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Table Summary
Total Net Assets	$170,063,407
# of Portfolio Holdings	50
Portfolio Turnover Rate	49%
Investment Advisory Fees (Net of fees waived)	$1,198,208

Top Ten Holdings

(% total investments)*

Table Summary
Perimeter Solutions, Inc.	6.65%
Landbridge Co., LLC	4.10%
Casella Waste Systems, Inc.	4.04%
Novanta, Inc.	3.70%
Medpace Holdings, Inc.	3.66%
HEICO Corp., Class A	3.60%
Hayward Holdings, Inc.	3.51%
Onto Innovation, Inc.	3.30%
RBC Bearings, Inc.	3.28%
Applied Industrial Technologies, Inc.	2.81%

* excluding cash equivalents

Sector Weightings

(% total investments)*

Table Summary
Value	Value
Industrials	38.2%
Information Technology	24.6%
Health Care	13.0%
Materials	8.1%
Financials	6.1%
Consumer Discretionary	5.9%
Real Estate	4.1%

* excluding cash equivalents

Where can I find additional information about the Fund?

Additional information is available by scanning the QR code or at https://dfdent.com/literature/, including its:

  prospectus

  financial information

  holdings

  proxy voting information

DF Dent Small Cap Growth Fund

DFSLX

:  Institutional Plus Shares

Annual Shareholder Report - June 30, 2026

221A-DFSLX-26

(b)          Not applicable.
ITEM 2. CODE OF ETHICS.
(a)           As of the end of the period covered by this report, Forum Funds (the “Registrant”) has adopted a code of ethics, which applies to its Principal Executive Officer and Principal Financial Officer (the “Code of Ethics”).
(c)           There have been no amendments to the Registrant’s Code of Ethics during the period covered by this report.
(d)           There have been no waivers to the Registrant’s Code of Ethics during the period covered by this report.
(e)           Not applicable.
(f)(1)   A copy of the Code of Ethics is being filed under Item 19(a)(1) hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
(a)(1)  The Board of Trustees has determined that the Registrant has an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee.
(a)(2)  The audit committee financial expert, Mr. Mark Moyer, is a non-“interested” Trustee (as defined in Item 3(a)(2) of Form N-CSR.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)       Audit Fees - The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $45,300 in 2025 and $46,500 in 2026.
(b)       Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2025 and $0 in 2026.
(c)       Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $9,600 in 2025 and $9,900 in 2026. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.
(d)       All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item, were $1,000 in 2025 and $0 in 2026.
(e)(1) The Audit Committee reviews and approves in advance all audit and “permissible non-audit services” (as that term is defined by the rules and regulations of the U.S. Securities and Exchange Commission) to be rendered to a series of the Registrant (each, a “Series”). In addition, the Audit Committee reviews and approves in advance all “permissible non-audit services” to be provided to an investment adviser (not including any sub-adviser) of a Series, or an affiliate of such investment adviser, that is controlling, controlled by or under common control with the investment adviser and provides on-going services to the Registrant (“Affiliate”), by the Series’ principal accountant if the engagement relates directly to the operations and financial reporting of the Series. The Audit Committee considers whether fees paid by a Series’ investment adviser or an Affiliate to the Series’ principal accountant for audit and permissible non-audit services are consistent with the principal accountant’s independence.
(e)(2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)       Not applicable
(g)       The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2025 and $0 in 2026. There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant’s investment adviser or any Affiliate.
(h)       During the Reporting Period, the Registrant's principal accountant provided no non-audit services to the investment advisers or any entity controlling, controlled by or under common control with the investment advisers to the series of the Registrant to which this report relates.
(i)        Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.
(j)        Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)           Included as part of financial statements filed under Item 7(a).
(b)          Not applicable.
ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
(a)

ANNUAL FINANCIALS AND
OTHER INFORMATION
JUNE 30, 2026

DF DENT GROWTH FUNDS
TABLE OF CONTENTS
JUNE 30, 2026
DF Dent Premier Growth Fund
Schedule of Investments 1
Statement of Assets and Liabilities 3
Statement of Operations 4
Statements of Changes in Net Assets 5
Financial Highlights 6
DF Dent Midcap Growth Fund
Schedule of Investments 7
Statement of Assets and Liabilities 9
Statement of Operations 10
Statements of Changes in Net Assets 11
Financial Highlights 12
DF Dent Small Cap Growth Fund
Schedule of Investments 15
Statement of Assets and Liabilities 17
Statement of Operations 18
Statements of Changes in Net Assets 19
Financial Highlights 20
DF Dent Growth Funds
Notes to Financial Statements 23
Report of Independent Registered Public Accounting Firm 31
Important Tax Information (Unaudited) 32
Other Information (Unaudited) 33

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT PREMIER GROWTH FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2026
The following is a summary of the inputs used to value the
Fund's investments as of June 30, 2026.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table is Common Stock and a
Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
Shares Security Description Value
Common Stock - 100.2%
Communication Services - 11.3%
41,357 Alphabet, Inc., Class C $ 14,612,669
6,932 Meta Platforms, Inc., Class A 3,904,726
60,505 Netflix, Inc.
(a)
4,320,057
22,837,452
Consumer Discretionary - 7.4%
62,581 Amazon.com, Inc.
(a)
14,915,556
Financials - 14.4%
18,097 Mastercard, Inc., Class A 9,294,619
11,000 Moody's Corp. 4,982,120
8,103 MSCI, Inc. 4,538,004
30,012 Visa, Inc., Class A 10,296,817
29,111,560
Health Care - 9.0%
30,232 Bio-Techne Corp. 2,135,891
26,257 Danaher Corp. 5,001,433
9,994 Intuitive Surgical, Inc.
(a)
3,974,414
54,508 Medline, Inc., Class A
(a)
2,149,795
8,970 Stryker Corp. 2,824,115
11,627 Veeva Systems, Inc., Class A
(a)
2,063,444
18,149,092
Industrials - 13.1%
35,057 HEICO Corp., Class A 9,041,551
5,565 TransDigm Group, Inc. 7,412,802
72,242 Uber Technologies, Inc.
(a)
5,212,983
29,277 Waste Connections, Inc. 4,880,183
26,547,519
Information Technology - 33.8%
22,549 Amphenol Corp., Class A 3,975,840
18,480 Apple, Inc. 5,347,373
4,044 ASML Holding NV 8,045,295
15,490 Broadcom, Inc. 5,851,348
16,689 Cadence Design Systems, Inc.
(a)
6,263,716
29,278 Datadog, Inc., Class A
(a)
7,622,820
21,224 Guidewire Software, Inc.
(a)
2,611,613
21,024 Microsoft Corp. 7,842,372
5,454 Monolithic Power Systems, Inc. 7,539,391
20,150 Motorola Solutions, Inc. 8,368,094
15,369 Shopify, Inc.
(a)
1,754,832
6,826 Taiwan Semiconductor
Manufacturing Co., Ltd., ADR 3,259,893
68,482,587
Materials - 8.0%
12,150 Ecolab, Inc. 3,385,112
121,226 Perimeter Solutions, Inc.
(a)
4,321,707
6,716 The Sherwin-Williams Co. 2,312,453
21,332 Vulcan Materials Co. 6,293,153
16,312,425
Shares Security Description Value
Real Estate - 3.2%
38,490 CBRE Group, Inc., Class A
(a)
$ 5,184,218
45,990 CoStar Group, Inc.
(a)
1,302,437
6,486,655
Total Common Stock (Cost $96,696,549) 202,842,846
Shares Security Description Value
Money Market Fund - 0.4%
813,828 First American Treasury
Obligations Fund,
Class X, 3.57%
(b)
(Cost $813,828) 813,828
Investments, at value - 100.6% (Cost
$97,510,377) $ 203,656,674
Other Assets & Liabilities, Net - (0.6)% (1,216,139)
Net Assets - 100.0% $ 202,440,535
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of June 30, 2026.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 203,656,674
Level 2 - Other Significant Observable
Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 203,656,674

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT PREMIER GROWTH FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2026
PORTFOLIO HOLDINGS (Unaudited)
% of Total Net Assets
Communication Services 11.3%
Consumer Discretionary 7.4%
Financials 14.4%
Health Care 9.0%
Industrials 13.1%
Information Technology 33.8%
Materials 8.0%
Real Estate 3.2%
Money Market Fund 0.4%
Other Assets & Liabilities, Net (0.6)%
100.0%

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT PREMIER GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2026
ASSETS
Investments, at value (Cost $97,510,377) $ 203,656,674
Receivables:
Dividends 73,100
Reclaims 4,104
Prepaid expenses 20,456
Total Assets
203,754,334
LIABILITIES
Payables:
Fund shares redeemed 873,216
Accrued Liabilities:
Investment adviser fees 388,948
Trustees’ fees and expenses 258
Fund services fees 10,984
Other expenses 40,393
Total Liabilities
1,313,799
NET ASSETS
$ 202,440,535
COMPONENTS OF NET ASSETS
Paid-in capital $ 96,872,909
Distributable Earnings 105,567,626
NET ASSETS
$ 202,440,535
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 5,599,887
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE $ 36.15

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT PREMIER GROWTH FUND
STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 2026
* See additional information contained in Note 5 and Note 6.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $12,769) $ 1,010,878
Total Investment Income
1,010,878
EXPENSES
Investment adviser fees 2,163,780
Fund services fees 184,607
Custodian fees 23,687
Registration fees 20,514
Professional fees 70,772
Trustees' fees and expenses 20,191
ReFlow fees 37,561
Other expenses 66,449
Total Expenses 2,587,561
Fees waived
(423,782)
Net Expenses
2,163,779
NET INVESTMENT LOSS
(1,152,901)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments
Unaffiliated issuers
9,138,311
Redemptions in-kind *
18,890,660
28,028,971
Net change in unrealized appreciation (depreciation) on investments
(28,376,787)
NET REALIZED AND UNREALIZED LOSS
(347,816)
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ (1,500,717)

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT PREMIER GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
* Includes redemption in-kind transactions. See additional information contained in Note 6.
For the Years Ended June 30,
2026 2025
OPERATIONS
Net investment loss $ (1,152,901) $ (1,055,835)
Net realized gain 28,028,971 21,815,733
Net change in unrealized appreciation (depreciation) (28,376,787) 5,667,228
Increase (Decrease) in Net Assets Resulting from Operations
(1,500,717) 26,427,126
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
(15,339,672) (30,116,196)
CAPITAL SHARE TRANSACTIONS
Sale of shares 29,345,373 7,279,139
Reinvestment of distributions 14,327,888 28,195,477
Redemption of shares*
(60,592,610) (26,978,932)
Increase (Decrease) in Net Assets from Capital Share Transactions
(16,919,349) 8,495,684
Increase (Decrease) in Net Assets
(33,759,738) 4,806,614
NET ASSETS
Beginning of Year
236,200,273 231,393,659
End of Year
$ 202,440,535 $ 236,200,273
SHARE TRANSACTIONS
Sale of shares 781,047 192,311
Reinvestment of distributions 388,395 722,405
Redemption of shares
(1,614,251) (692,891)
Increase (Decrease) in Shares
(444,809) 221,825

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT PREMIER GROWTH FUND
FINANCIAL HIGHLIGHTS
These financial highlights reflect selected data for a share outstanding throughout each year .
For the Years Ended June 30,
2026 2025 2024 2023 2022
NET ASSET VALUE, Beginning of Year
$ 39.08 $ 39.74 $ 41.04 $ 35.60 $ 49.79
INVESTMENT OPERATIONS
Net investment loss (a) (0.20) (0.18) (0.14) (0.11) (0.27)
Net realized and unrealized gain
(loss)
(0.01) 4.96 5.74 5.55 (10.28)
Total from Investment Operations
(0.21) 4.78 5.60 5.44 (10.55)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
(2.72) (5.44) (6.90) – (3.64)
Total Distributions to Shareholders
(2.72) (5.44) (6.90) – (3.64)
REDEMPTION FEES(a)
– – – – 0.00(b)
NET ASSET VALUE, End of Year
$ 36.15 $ 39.08 $ 39.74 $ 41.04 $ 35.60
TOTAL RETURN
(0.68)% 12.06% 15.87% 15.28% (23.05)%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s
omitted) $ 202,441 $ 236,200 $ 231,394 $ 247,272 $ 278,936
Ratios to Average Net Assets:
Net investment loss (0.53)% (0.46)% (0.36)% (0.30)% (0.58)%
Net expenses 0.99% 0.99% 0.99% 0.99% 0.99%
Gross expenses (c) 1.18% 1.16% 1.14% 1.13% 1.10%
PORTFOLIO TURNOVER RATE 33%(d) 15%(d) 19% 20% 18%
footertext
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.01 per share.
(c) Reflects the expense ratio excluding any waivers and/or reimbursements. Expense waivers and/or reimbursements would decrease the total return had such reductions not occurred.
(d) Excludes in-kind transactions associated with redemptions of the Fund.

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2026
The following is a summary of the inputs used to value the
Fund's investments as of June 30, 2026.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table is Common Stock and a
Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
Shares Security Description Value
Common Stock - 96.9%
Consumer Discretionary - 2.6%
96,044 Floor & Decor Holdings, Inc.,
Class A
(a)
$ 5,701,172
Financials - 18.1%
63,302 Brown & Brown, Inc. 4,060,823
126,363 Goosehead Insurance, Inc.,
Class A
(a)
6,128,606
45,823 Hamilton Lane, Inc., Class A 3,612,227
26,805 Kinsale Capital Group, Inc. 8,840,557
1,930 Markel Group, Inc.
(a)
3,769,309
14,748 Moody's Corp. 6,679,664
14,632 Morningstar, Inc. 2,282,885
8,637 MSCI, Inc. 4,837,065
40,211,136
Health Care - 15.7%
128,407 Bio-Techne Corp. 9,071,954
72,961 Medline, Inc., Class A
(a)
2,877,582
5,318 Medpace Holdings, Inc.
(a)
2,816,360
5,318 Mettler-Toledo International, Inc.
(a)
6,793,798
34,132 Repligen Corp.
(a)
4,656,970
47,810 Veeva Systems, Inc., Class A
(a)
8,484,841
34,701,505
Industrials - 21.0%
45,031 Booz Allen Hamilton Holding Corp. 2,732,031
184,129 Copart, Inc.
(a)
5,190,597
41,619 HEICO Corp., Class A 10,733,956
29,952 SiteOne Landscape Supply, Inc.
(a)
3,426,808
6,787 TransDigm Group, Inc. 9,040,555
99,467 Veralto Corp. 8,820,734
39,862 Waste Connections, Inc. 6,644,597
46,589,278
Information Technology - 22.1%
49,349 Appfolio, Inc.
(a)
7,913,112
28,344 Atlassian Corp., Class A
(a)
2,204,880
17,720 Cadence Design Systems, Inc.
(a)
6,650,670
35,476 Entegris, Inc. 6,380,713
42,251 Guidewire Software, Inc.
(a)
5,198,986
33,753 Microchip Technology, Inc. 3,078,274
3,549 Monolithic Power Systems, Inc. 4,905,996
15,964 Novanta, Inc.
(a)
2,589,999
45,524 PTC, Inc.
(a)
5,171,982
16,549 Tyler Technologies, Inc.
(a)
4,839,920
48,934,532
Materials - 11.4%
42,940 Ecolab, Inc. 11,963,513
41,528 Perimeter Solutions, Inc.
(a)
1,480,473
40,264 Vulcan Materials Co. 11,878,283
25,322,269
Shares Security Description Value
Real Estate - 6.0%
58,776 CBRE Group, Inc., Class A
(a)
$ 7,916,540
187,019 CoStar Group, Inc.
(a)
5,296,378
13,212,918
Total Common Stock (Cost $179,904,098) 214,672,810
Shares Security Description Value
Money Market Fund - 6.1%
13,428,529 First American Treasury
Obligations Fund,
Class X, 3.57%
(b)
(Cost $13,428,529) 13,428,529
Investments, at value - 103.0% (Cost
$193,332,627) $ 228,101,339
Other Assets & Liabilities, Net - (3.0)% (6,694,747)
Net Assets - 100.0% $ 221,406,592
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of June 30,
2026.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 228,101,339
Level 2 - Other Significant Observable
Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 228,101,339

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2026
PORTFOLIO HOLDINGS (Unaudited)
% of Total Net Assets
Consumer Discretionary 2.6%
Financials 18.1%
Health Care 15.7%
Industrials 21.0%
Information Technology 22.1%
Materials 11.4%
Real Estate 6.0%
Money Market Fund 6.1%
Other Assets & Liabilities, Net (3.0)%
100.0%

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2026
ASSETS
Investments, at value (Cost $193,332,627) $ 228,101,339
Receivables:
Fund shares sold 121,038
Dividends 112,975
Reclaims 14,118
Prepaid expenses 35,089
Total Assets
228,384,559
LIABILITIES
Payables:
Fund shares redeemed 6,503,199
Accrued Liabilities:
Investment adviser fees 401,209
Trustees’ fees and expenses 276
Fund services fees 14,510
Other expenses 58,773
Total Liabilities
6,977,967
NET ASSETS
$ 221,406,592
COMPONENTS OF NET ASSETS
Paid-in capital $ 193,224,836
Distributable Earnings 28,181,756
NET ASSETS
$ 221,406,592
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Investor Shares 2,100,720
Institutional Shares 3,445,819
Institutional Plus Shares 879,298
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE*
Investor Shares (based on net assets of $72,033,282) $ 34.29
Institutional Shares (based on net assets of $118,920,107) $ 34.51
Institutional Plus Shares (based on net assets of $30,453,203) $ 34.63

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 2026
* See additional information contained in Note 5 and Note 6.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $10,864) $ 1,669,292
Total Investment Income
1,669,292
EXPENSES
Investment adviser fees 2,377,966
Fund services fees 274,089
Transfer agent fees:
Investor Shares 19,247
Institutional Shares 7,169
Institutional Plus Shares 4,485
Custodian fees 33,086
Registration fees:
Investor Shares 15,296
Institutional Shares 15,450
Institutional Plus Shares 15,915
Professional fees 84,524
Trustees' fees and expenses 25,483
ReFlow fees 113,670
Other expenses 86,817
Total Expenses 3,073,197
Fees waived
(300,219)
Net Expenses
2,772,978
NET INVESTMENT LOSS
(1,103,686)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments
Unaffiliated issuers 8,815,368
Redemptions in-kind* 46,412,917
55,228,285
Net change in unrealized appreciation (depreciation) on investments
(86,920,243)
NET REALIZED AND UNREALIZED LOSS
(31,691,958)
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ (32,795,644)

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
* Includes redemption in-kind transactions. See additional information contained in Note 6.
For the Years Ended June 30,
2026 2025
OPERATIONS
Net investment loss $ (1,103,686) $ (652,232)
Net realized gain 55,228,285 68,700,703
Net change in unrealized appreciation (depreciation) (86,920,243) (15,359,852)
Increase (Decrease) in Net Assets Resulting from Operations
(32,795,644) 52,688,619
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Investor Shares 3,709,642 5,327,549
Institutional Shares 6,340,592 24,907,334
Institutional Plus Shares 93,542,302 49,281,233
Redemption of shares:
Investor Shares
(38,992,569) (37,444,798)
Institutional Shares
(75,233,139) (66,166,911)
Institutional Plus Shares*
(101,909,106) (190,969,771)
Decrease in Net Assets from Capital Share Transactions
(112,542,278) (215,065,364)
Decrease in Net Assets
(145,337,922) (162,376,745)
NET ASSETS
Beginning of Year
366,744,514 529,121,259
End of Year
$ 221,406,592 $ 366,744,514
SHARE TRANSACTIONS
Sale of shares:
Investor Shares 98,776 146,752
Institutional Shares 171,427 661,980
Institutional Plus Shares 2,642,120 1,324,881
Redemption of shares:
Investor Shares
(1,099,449) (1,028,360)
Institutional Shares
(2,150,431) (1,781,669)
Institutional Plus Shares
(2,884,825) (5,481,097)
Decrease in Shares
(3,222,382) (6,157,513)

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
FINANCIAL HIGHLIGHTS
These financial highlights reflect selected data for a share outstanding throughout each year .
For the Years Ended June 30,
2026 2025 2024 2023 2022
INVESTOR SHARES
NET ASSET VALUE, Beginning of Year
$ 37.86 $ 33.34 $ 31.01 $ 26.98 $ 38.01
INVESTMENT OPERATIONS
Net investment loss (a) (0.16) (0.08) (0.09) (0.09) (0.20)
Net realized and unrealized gain
(loss)
(3.41) 4.60 2.42 4.12 (9.75)
Total from Investment Operations
(3.57) 4.52 2.33 4.03 (9.95)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
– – – – (1.08)
Total Distributions to Shareholders
– – – – (1.08)
REDEMPTION FEES(a)
– – – – 0.00(b)
NET ASSET VALUE, End of Year
$ 34.29 $ 37.86 $ 33.34 $ 31.01 $ 26.98
TOTAL RETURN
(9.43)% 13.56% 7.51% 14.94% (26.97)%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s
omitted) $ 72,033 $ 117,419 $ 132,811 $ 162,503 $ 184,717
Ratios to Average Net Assets:
Net investment loss (0.43)% (0.21)% (0.28)% (0.33)% (0.55)%
Net expenses 0.95% 0.93% 0.88% 0.87% 0.85%
Gross expenses (c) 0.98% 0.95% 0.90% 0.89% 0.86%
PORTFOLIO TURNOVER RATE 47%(d) 59%(d) 29% 27% 35%
footertext
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.01 per share.
(c) Reflects the expense ratio excluding any waivers and/or reimbursements. Expense waivers and/or reimbursements would decrease the total return had such reductions not occurred.
(d) Excludes in-kind transactions associated with redemptions of the Fund.

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
FINANCIAL HIGHLIGHTS
These financial highlights reflect selected data for a share outstanding throughout each year .
For the Years Ended June 30,
2026 2025 2024 2023 2022
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Year
$ 38.06 $ 33.50 $ 31.14 $ 27.09 $ 38.15
INVESTMENT OPERATIONS
Net investment loss (a) (0.12) (0.05) (0.08) (0.09) (0.19)
Net realized and unrealized gain
(loss)
(3.43) 4.61 2.44 4.14 (9.79)
Total from Investment Operations
(3.55) 4.56 2.36 4.05 (9.98)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
– – – – (1.08)
Total Distributions to Shareholders
– – – – (1.08)
NET ASSET VALUE, End of Year
$ 34.51 $ 38.06 $ 33.50 $ 31.14 $ 27.09
TOTAL RETURN
(9.33)% 13.61% 7.58% 14.95% (26.95)%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s
omitted) $ 118,920 $ 206,495 $ 219,229 $ 247,019 $ 231,134
Ratios to Average Net Assets:
Net investment loss (0.31)% (0.12)% (0.25)% (0.32)% (0.53)%
Net expenses 0.85% 0.85% 0.84% 0.85% 0.83%
Gross expenses (b) 0.95% 0.92% 0.88% 0.87% 0.85%
PORTFOLIO TURNOVER RATE 47%(c) 59%(c) 29% 27% 35%
footertext
(a) Calculated based on average shares outstanding during each year.
(b) Reflects the expense ratio excluding any waivers and/or reimbursements. Expense waivers and/or reimbursements would decrease the total return had such reductions not occurred.
(c) Excludes in-kind transactions associated with redemptions of the Fund.

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
FINANCIAL HIGHLIGHTS
These financial highlights reflect selected data for a share outstanding throughout each period.
For the Years Ended June 30, December 3,
2021 (a)
Through
June 30, 2022 2026 2025 2024 2023
INSTITUTIONAL PLUS SHARES
NET ASSET VALUE, Beginning of
Period
$ 38.17 $ 33.55 $ 31.17 $ 27.10 $ 38.47
INVESTMENT OPERATIONS
Net investment loss (b) (0.11) (0.07) (0.06) (0.07) (0.08)
Net realized and unrealized gain
(loss)
(3.43) 4.69 2.44 4.14 (10.21)
Total from Investment Operations
(3.54) 4.62 2.38 4.07 (10.29)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
– – – – (1.08)
Total Distributions to Shareholders
– – – – (1.08)
NET ASSET VALUE, End of Period
$ 34.63 $ 38.17 $ 33.55 $ 31.17 $ 27.10
TOTAL RETURN
(9.27)% 13.77% 7.64% 15.02% (27.53)%(c)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s
omitted) $ 30,453 $ 42,830 $ 177,081 $ 178,611 $ 210,030
Ratios to Average Net Assets:
Net investment loss (0.29)% (0.20)% (0.19)% (0.26)% (0.44)%(d)
Net expenses 0.79% 0.79% 0.78% 0.79% 0.79%(d)
Gross expenses (e) 1.01% 0.95% 0.88% 0.88% 0.90%(d)
PORTFOLIO TURNOVER RATE 47%(f) 59%(f) 29% 27% 35%(c)
footertext
(a) Commencement of operations.
(b) Calculated based on average shares outstanding during each period.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements. Expense waivers and/or reimbursements would decrease the total return had such reductions not occurred.
(f) Excludes in-kind transactions associated with redemptions of the Fund.

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2026
The following is a summary of the inputs used to value the
Fund's investments as of June 30, 2026.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
Shares Security Description Value
Common Stock - 95.5%
Consumer Discretionary - 5.6%
54,331 Floor & Decor Holdings, Inc.,
Class A
(a)
$ 3,225,088
1,744 Murphy USA, Inc. 939,789
102,115 Warby Parker, Inc., Class A
(a)
3,098,169
13,645 Wingstop, Inc. 2,366,180
9,629,226
Financials - 5.8%
50,261 Goosehead Insurance, Inc.,
Class A
(a)
2,437,659
45,375 Hamilton Lane, Inc., Class A 3,576,911
5,558 Kinsale Capital Group, Inc. 1,833,084
6,517 MarketAxess Holdings, Inc. 739,614
8,299 Morningstar, Inc. 1,294,810
9,882,078
Health Care - 12.4%
38,436 HealthEquity, Inc.
(a)
3,471,540
21,295 Insulet Corp.
(a)
3,242,164
25,976 LeMaitre Vascular, Inc. 2,492,657
11,229 Medpace Holdings, Inc.
(a)
5,946,766
31,610 Repligen Corp.
(a)
4,312,868
10,028 The Ensign Group, Inc. 1,607,488
21,073,483
Industrials - 36.5%
13,517 Applied Industrial Technologies,
Inc. 4,570,774
67,765 Casella Waste Systems, Inc.
(a)
6,571,172
71,578 Core & Main, Inc., Class A
(a)
3,453,638
14,748 CSW Industrials, Inc. 4,104,368
38,338 Douglas Dynamics, Inc. 2,068,335
9,824 ESCO Technologies, Inc. 3,438,793
17,957 Exponent, Inc. 1,055,153
32,115 Federal Signal Corp. 4,126,456
329,589 Hayward Holdings, Inc.
(a)
5,705,186
22,707 HEICO Corp., Class A 5,856,362
7,332 Kadant, Inc. 2,303,934
17,881 Mercury Systems, Inc.
(a)
2,187,383
12,913 Primoris Services Corp. 1,279,937
8,269 RBC Bearings, Inc.
(a)
5,325,732
6,728 Saia, Inc.
(a)
2,833,564
10,753 Simpson Manufacturing Co., Inc. 2,251,141
18,365 SiteOne Landscape Supply, Inc.
(a)
2,101,140
12,165 VSE Corp. 2,779,703
62,012,771
Information Technology - 23.5%
29,276 Agilysys, Inc.
(a)
3,059,342
29,608 Alarm.com Holdings, Inc.
(a)
1,383,286
19,769 Appfolio, Inc.
(a)
3,169,959
Shares Security Description Value
Information Technology - 23.5% (continued)
22,450 Badger Meter, Inc. $ 3,331,131
30,484 Guidewire Software, Inc.
(a)
3,751,056
25,282 Manhattan Associates, Inc.
(a)
3,520,518
37,069 Novanta, Inc.
(a)
6,014,075
14,181 Onto Innovation, Inc.
(a)
5,366,799
55,653 PDF Solutions, Inc.
(a)
3,939,676
56,559 Procore Technologies, Inc.
(a)
2,297,427
16,069 Rambus, Inc.
(a)
2,132,999
29,601 The Descartes Systems Group,
Inc.
(a)
2,049,573
40,015,841
Materials - 7.8%
5,746 Eagle Materials, Inc. 1,292,850
20,403 MP Materials Corp.
(a)
1,142,772
303,190 Perimeter Solutions, Inc.
(a)
10,808,724
13,244,346
Real Estate - 3.9%
84,155 Landbridge Co., LLC 6,668,442
Total Common Stock (Cost $120,231,991) 162,526,187
Shares Security Description Value
Money Market Fund - 4.5%
7,616,740 First American Treasury
Obligations Fund,
Class X, 3.57%
(b)
(Cost $7,616,740) 7,616,740
Investments, at value - 100.0% (Cost
$127,848,731) $ 170,142,927
Other Assets & Liabilities, Net - 0.0% (79,520)
Net Assets - 100.0% $ 170,063,407
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of June 30, 2026.

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2026
The Level 1 value displayed in this table is Common Stock and a
Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 170,142,927
Level 2 - Other Significant Observable
Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 170,142,927
PORTFOLIO HOLDINGS (Unaudited)
% of Total Net Assets
Consumer Discretionary 5.6%
Financials 5.8%
Health Care 12.4%
Industrials 36.5%
Information Technology 23.5%
Materials 7.8%
Real Estate 3.9%
Money Market Fund 4.5%
Other Assets & Liabilities, Net 0.0%
100.0%

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2026
ASSETS
Investments, at value (Cost $127,848,731) $ 170,142,927
Receivables:
Fund shares sold 5,456
Investment securities sold 170,417
Dividends 42,548
Prepaid expenses 28,729
Total Assets
170,390,077
LIABILITIES
Payables:
Fund shares redeemed 6,881
Accrued Liabilities:
Investment adviser fees 267,304
Trustees’ fees and expenses 232
Fund services fees 12,632
Other expenses 39,621
Total Liabilities
326,670
NET ASSETS
$ 170,063,407
COMPONENTS OF NET ASSETS
Paid-in capital $ 136,816,850
Distributable Earnings 33,246,557
NET ASSETS
$ 170,063,407
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Investor Shares 784,437
Institutional Shares 2,213,243
Institutional Plus Shares 3,673,060
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Investor Shares (based on net assets of $19,833,817) $ 25.28
Institutional Shares (based on net assets of $56,433,243) $ 25.50
Institutional Plus Shares (based on net assets of $93,796,347) $ 25.54

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 2026
INVESTMENT INCOME
Dividend income $ 664,143
Total Investment Income
664,143
EXPENSES
Investment adviser fees 1,458,897
Fund services fees 173,269
Transfer agent fees:
Investor Shares 20,685
Institutional Shares 20,009
Institutional Plus Shares 5,326
Custodian fees 20,535
Registration fees:
Investor Shares 15,057
Institutional Shares 16,200
Institutional Plus Shares 11,438
Professional fees 64,913
Trustees' fees and expenses 18,001
Other expenses 62,004
Total Expenses 1,886,334
Fees waived
(322,693)
Net Expenses
1,563,641
NET INVESTMENT LOSS
(899,498)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments 4,623,733
Net change in unrealized appreciation (depreciation) on investments
6,474,820
NET REALIZED AND UNREALIZED GAIN
11,098,553
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 10,199,055

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended June 30,
2026 2025
OPERATIONS
Net investment loss $ (899,498) $ (515,446)
Net realized gain (loss) 4,623,733 (1,282,998)
Net change in unrealized appreciation (depreciation) 6,474,820 16,194,978
Increase in Net Assets Resulting from Operations
10,199,055 14,396,534
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Investor Shares 2,566,521 2,458,291
Institutional Shares 5,243,740 17,727,892
Institutional Plus Shares 9,741,708 84,563,447
Redemption of shares:
Investor Shares
(3,395,438) (7,459,124)
Institutional Shares
(37,403,766) (118,224,527)
Institutional Plus Shares
(4,929,956) (2,166,661)
Decrease in Net Assets from Capital Share Transactions
(28,177,191) (23,100,682)
Decrease in Net Assets
(17,978,136) (8,704,148)
NET ASSETS
Beginning of Year
188,041,543 196,745,691
End of Year
$ 170,063,407 $ 188,041,543
SHARE TRANSACTIONS
Sale of shares:
Investor Shares 108,425 102,719
Institutional Shares 217,697 724,729
Institutional Plus Shares 409,777 3,561,141
Redemption of shares:
Investor Shares
(144,446) (307,894)
Institutional Shares
(1,555,492) (4,924,970)
Institutional Plus Shares
(204,903) (92,954)
Decrease in Shares
(1,168,942) (937,229)

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
These financial highlights reflect selected data for a share outstanding throughout each year .
For the Years Ended June 30,
2026 2025 2024 2023 2022
INVESTOR SHARES
NET ASSET VALUE, Beginning of Year
$ 23.82 $ 22.29 $ 20.76 $ 18.19 $ 24.94
INVESTMENT OPERATIONS
Net investment loss (a) (0.16) (0.09) (0.10) (0.10) (0.15)
Net realized and unrealized gain
(loss)
1.62 1.62 1.63 2.67 (6.01)
Total from Investment Operations
1.46 1.53 1.53 2.57 (6.16)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
– – – – (0.60)
Total Distributions to Shareholders
– – – – (0.60)
REDEMPTION FEES(a)
– – – – 0.01
NET ASSET VALUE, End of Year
$ 25.28 $ 23.82 $ 22.29 $ 20.76 $ 18.19
TOTAL RETURN
6.13% 6.86% 7.37% 14.13% (25.32)%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s
omitted) $ 19,834 $ 19,544 $ 22,859 $ 18,295 $ 18,105
Ratios to Average Net Assets:
Net investment loss (0.66)% (0.36)% (0.44)% (0.54)% (0.64)%
Net expenses 1.05% 1.04% 1.04% 1.05% 1.05%
Gross expenses (b) 1.26% 1.23% 1.25% 1.30% 1.23%
PORTFOLIO TURNOVER RATE 49% 36% 30% 41% 46%
footertext
(a) Calculated based on average shares outstanding during each year.
(b) Reflects the expense ratio excluding any waivers and/or reimbursements. Expense waivers and/or reimbursements would decrease the total return had such reductions not occurred.

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
These financial highlights reflect selected data for a share outstanding throughout each year .
For the Years Ended June 30,
2026 2025 2024 2023 2022
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Year
$ 24.00 $ 22.43 $ 20.87 $ 18.27 $ 25.03
INVESTMENT OPERATIONS
Net investment loss (a) (0.14) (0.06) (0.07) (0.08) (0.12)
Net realized and unrealized gain
(loss)
1.64 1.63 1.63 2.68 (6.04)
Total from Investment Operations
1.50 1.57 1.56 2.60 (6.16)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
– – – – (0.60)
Total Distributions to Shareholders
– – – – (0.60)
NET ASSET VALUE, End of Year
$ 25.50 $ 24.00 $ 22.43 $ 20.87 $ 18.27
TOTAL RETURN
6.25% 7.00% 7.48% 14.23% (25.27)%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s
omitted) $ 56,433 $ 85,223 $ 173,886 $ 75,462 $ 60,847
Ratios to Average Net Assets:
Net investment loss (0.57)% (0.24)% (0.31)% (0.43)% (0.52)%
Net expenses 0.95% 0.94% 0.94% 0.95% 0.95%
Gross expenses (b) 1.10% 1.04% 1.07% 1.12% 1.09%
PORTFOLIO TURNOVER RATE 49% 36% 30% 41% 46%
footertext
(a) Calculated based on average shares outstanding during each year.
(b) Reflects the expense ratio excluding any waivers and/or reimbursements. Expense waivers and/or reimbursements would decrease the total return had such reductions not occurred.

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Year
Ended
June 30, 2026
February 25,
2025 (a)
Through
June 30, 2025
INSTITUTIONAL PLUS SHARES
NET ASSET VALUE, Beginning of Period
$ 24.01 $ 24.21
INVESTMENT OPERATIONS
Net investment loss (b) (0.11) (0.02)
Net realized and unrealized gain (loss)
1.64 (0.18)
Total from Investment Operations
1.53 (0.20)
NET ASSET VALUE, End of Period
$ 25.54 $ 24.01
TOTAL RETURN
6.37% (0.83)%(c)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted) $ 93,796 $ 83,274
Ratios to Average Net Assets:
Net investment loss (0.46)% (0.26)%(d)
Net expenses 0.85% 0.84%(d)
Gross expenses (e) 1.06% 1.15%(d)
PORTFOLIO TURNOVER RATE 49% 36%(c)
(a) Commencement of operations.
(b) Calculated based on average shares outstanding during each period.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements. Expense waivers and/or reimbursements would decrease the total return had such reductions not occurred.

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2026
Note 1. Organization
DF Dent Premier Growth Fund, DF Dent Midcap Growth Fund, and DF Dent Small Cap Growth Fund (individually, a “Fund” and collectively, the “Funds”) are diversified portfolios of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the
Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of each Fund’s shares of beneficial interest without par value. DF Dent Premier
Growth Fund commenced operations on July 16, 2001. DF Dent Midcap Growth Fund’s Investor Shares,
Institutional Shares, and Institutional Plus Shares commenced operations on July 1, 2011, November 29, 2017, and December 3, 2021, respectively. DF Dent Small Cap Growth Fund’s Investor Shares, Institutional Shares,
and Institutional Plus Shares commenced operations on November 1, 2013, November 20, 2017, and February
25, 2025, respectively. The Funds seek long-term capital appreciation.
Each Fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the Adviser, as defined in Note 3, to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the financial highlights for each Fund is the information utilized for the day-to-day management of the Funds. Each
Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to the Funds based on performance measurements. Due to the significance of oversight and their role, the management committee of D.F. Dent and Company, Inc., the Funds' adviser, is deemed to be the Chief Operating Decision Maker.
Note 2. Summary of Significant Accounting Policies
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting
Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”
These financial statements are prepared in accordance with accounting principles generally accepted in the
United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal year. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of each Fund:
Security Valuation – Securities are recorded at fair value using last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Shares of non-exchange traded open-end mutual funds are valued at net asset value per share (“NAV”). Short-term investments that mature in sixty days or less may be recorded at amortized cost, which approximates fair value.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board of Trustees (the “Board”) has
designated the Adviser as each Fund’s valuation designee to perform any fair value determinations for securities

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2026
and other assets held by each Fund. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser’s fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the
Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of each
Fund’s compliance program and will review any changes made to the procedures.
The Adviser provides fair valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments.
The Adviser performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the level of various “inputs”
used to determine the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of June 30, 2026, for each Fund’s investments is included at the end of each Fund’s Schedule of Investments.

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2026
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premiums are amortized to the next call date and discounts are accreted to maturity using the effective interest method. Premium amortization and discount accretion are included in interest income.
Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Distributions to Shareholders – Each Fund declares any dividends from net investment income and pays them annually. Any net capital gains realized by the Funds are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund, timing differences and differing characterizations of distributions made by each Fund.
Federal Taxes – Each Fund intends to continue to qualify each year as a regulated investment company under
Subchapter M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to a federal excise tax.
Therefore, no federal income or excise tax provision is required. Each Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, each Fund did not incur any interest or penalties. Each Fund files a U.S. federal income and excise tax return as required. Each Fund’s federal income tax returns are subject to examination by the Internal Revenue
Service for a period of three fiscal years after they are filed. As of June 30, 2026, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
The DF Dent Midcap Growth Fund's and DF Dent Small Cap Growth Fund's class-specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of each Fund.
Commitments and Contingencies – In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2026
remote. Each Fund has determined that none of these arrangements requires disclosure on each Fund’s
Statement of Assets and Liabilities.
Note 3. Fees and Expenses
Investment Adviser – D.F. Dent and Company, Inc. (the “Adviser”) is the investment adviser to the Funds.
Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, at an annual rate of 0.99%, 0.75%, and 0.85% of the average daily net assets of DF Dent Premier Growth Fund, DF
Dent Midcap Growth Fund and DF Dent Small Cap Growth Fund, respectively.
Distribution – Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a
ACA Group) (the “Distributor”), acts as the agent of the Trust in connection with the continuous offering of shares of the Funds. The Funds do not have a distribution (12b-1) plan; accordingly, the Distributor does not receive compensation from the Funds for its distribution services. The Adviser compensates the Distributor directly for its services. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings LLC (d/b/a Apex Fund Services) (“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to each Fund. The fees related to these services are included in Fund services fees within the
Statements of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex Services Agreement, each Fund pays Apex customary fees for its services.
Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer and an Anti-
Money Laundering Officer to each Fund, as well as certain additional compliance support functions.
Trustees and Officers – Each Independent Trustee’s annual retainer is $60,000 ($70,000 for the Chairman).
The Audit Committee Chairman receives an additional $5,000 annually. The Trustees and the Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-
pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to each Fund is disclosed in the Statements of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from each Fund.
Note 4. Expense Reimbursement and Fees Waived
The Adviser has contractually agreed to waive a portion of its fee and/or reimburse Fund expenses to limit Total
Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, and extraordinary expenses) to 0.99%, through October 31, 2026 (the “Expense Cap”), for DF Dent Premier Growth Fund. Additionally, the Adviser has contractually agreed to waive a portion of its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or
Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, and extraordinary expenses) of Investor Shares, Institutional Shares and Institutional Plus Shares
to 0.98%, 0.85%, and 0.79%, respectively, through October 31, 2026, for DF Dent Midcap Growth Fund. The

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2026
Adviser has also contractually agreed to waive a portion of its fee and/or reimburse Fund expenses to limit Total
Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, and extraordinary expenses) of Investor
Shares, Institutional Shares and Institutional Plus Shares to 1.05%, 0.95% and 0.85%, respectively, through
October 31, 2026, for DF Dent Small Cap Growth Fund. The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees.
Other fund service providers have agreed to waive a portion of their fees and such waivers may be changed or eliminated with the approval of the Board of Trustees of the Trust. For the year ended June 30, 2026 , fees waived and expenses reimbursed were as follows:
The Adviser may be reimbursed by each Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement
to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/
expenses were waived/reimbursed. Other Waivers are not eligible for recoupment. As of June 30, 2026 , fees waived and/or expenses reimbursed that are subject to recoupment by the Adviser were as follows:
Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-
term investments during the year ended June 30, 2026 , were as follows:
* Sales exclude redemptions in-kind of $24,312,734 and $77,589,806 for the DF Dent Premier Growth Fund
and DF Dent Midcap Growth Fund, respectively. See Note 6.
Investment Adviser
Fees Waived Other Waivers
Total Fees Waived
and Expenses
Reimbursed
DF Dent Premier Growth Fund $ 375,371 $ 48,411 $ 423,782
DF Dent Midcap Growth Fund 206,635 93,584 300,219
DF Dent Small Cap Growth Fund 260,689 62,004 322,693
Fees Waived and/or Expenses Reimbursed Subject to Recoupment
During the Fiscal Year Ending June 30,
Total Fees Waived
and/or Expenses
Reimbursed Subject
to Recoupment 2027 2028 2029
DF Dent Premier Growth Fund $ 302,173 $ 345,886 $ 375,371 $ 1,023,430
DF Dent Midcap Growth Fund 149,790 177,166 206,635 533,591
DF Dent Small Cap Growth Fund 132,151 203,068 260,689 595,908
Purchases Sales
DF Dent Premier Growth Fund $ 73,199,530 $ 101,755,509
DF Dent Midcap Growth Fund 142,891,260 250,118,038
DF Dent Small Cap Growth Fund 82,165,204 114,523,966

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2026
Note 6. ReFlow Transactions
Each Fund may participate in the ReFlow Fund, LLC (“ReFlow”) liquidity program. This program is designed to provide an alternative liquidity source on days when redemptions of Fund shares exceed purchases. Under the program, ReFlow is available to provide cash to the Funds to meet all, or a portion, of daily net shareholder redemptions. ReFlow provides this cash by purchasing shares at net asset value and ReFlow will not be subject to any investment minimum applicable to such shares. There are no assurances that ReFlow will have sufficient funds available to meet a Fund's liquidity needs on a particular day. Following purchases of Fund shares, ReFlow then generally redeems those shares when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 8 days) or at other times at ReFlow’s discretion. While ReFlow holds
Fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.
For use of the ReFlow service, a participating Fund pays a fee to ReFlow each time it purchases Fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily “Dutch auction” among other participating mutual funds seeking liquidity that day. The current minimum fee rate is
0.14% of the value of the Fund shares purchased by ReFlow, although the Fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of Fund shareowners. Such a fee is allocated among a Fund’s share classes based on relative net assets and is shown in the Statement of Operations. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a Fund.
During the year ended June 30, 2026 , the DF Dent Premier Growth Fund and DF Dent Midcap Growth Fund
satisfied redemption in-kind requests made by Reflow. The transfers were effected in accordance with policies and procedures approved by the Board. Consideration paid and shares sold were as follows:
Note 7. Federal Income Tax
As of June 30, 2026 , cost for federal income tax purposes and net unrealized appreciation consists of:
Value of Cash and Securities Sold Shares Sold
DF Dent Premier Growth Fund $ 25,801,267 689,141
DF Dent Midcap Growth Fund 86,128,371 2,440,456
DF Dent Small Cap Growth Fund - -
Tax Cost of
Investments
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
DF Dent Premier Growth Fund $ 97,548,228 $ 108,204,594 $ (2,096,148) $ 106,108,446
DF Dent Midcap Growth Fund 198,839,075 47,489,275 (18,227,011) 29,262,264
DF Dent Small Cap Growth Fund 130,835,196 47,070,455 (7,762,724) 39,307,731

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2026
Distributions paid during the fiscal years ended as noted were characterized for tax purposes as follows:
As of June 30, 2026 , distributable earnings/accumulated loss on a tax basis were as follows:
The difference between components of distributable earnings/accumulated loss on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to wash sales and equity return of capital.
For tax purposes, the current year late-year ordinary loss was $ 540,820 , $528,426 and $405,984 for the DF
Dent Premier Growth Fund, DF Dent Midcap Growth Fund and DF Dent Small Cap Growth Fund, respectively,
(realized during the period January 1, 2026 through June 30, 2026 ). These losses will be recognized for tax purposes on the first business day of each Fund’s next fiscal year, July 1, 2026 .
As of June 30, 2026 , the DF Dent Midcap Growth Fund had $ 552 , 082 of available short-term capital loss carryforward and the DF Dent Small Cap Growth Fund had $5,655,190 of available long-term capital loss carryforwards that have no expiration date.
On the Statements of Assets and Liabilities, as a result of permanent book to tax differences, certain amounts have been reclassified for the year ended June 30, 2026 . The following reclassifications were the result of current year net operating loss, equalization, and in kind redemptions and have no impact on the net assets of each Fund.
Long-Term Capital Gain Total
DF Dent Premier Growth Fund
2026 $ 15,339,672 $ 15,339,672
2025 30,116,196 30,116,196
DF Dent Midcap Growth Fund
2026 – –
2025 – –
DF Dent Small Cap Growth Fund
2026 – –
2025 – –
Capital and Other
Losses
Net Unrealized
Appreciation Total
DF Dent Premier Growth Fund $ (540,820) $ 106,108,446 $ 105,567,626
DF Dent Midcap Growth Fund (1,080,508) 29,262,264 28,181,756
DF Dent Small Cap Growth Fund (6,061,174) 39,307,731 33,246,557
Distributable
Earnings Paid-in-Capital
DF Dent Premier Growth Fund $ (18,395,817) $ 18,395,817
DF Dent Midcap Growth Fund (44,811,435) 44,811,435
DF Dent Small Cap Growth Fund 965,719 (965,719)

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2026
Note 8. Sector Concentration Risk
Sector concentration risk is the possibility that securities within the same sector will decline in price due to sector-specific market or economic developments. If the Funds invest more heavily in a particular sector, the value of their shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Funds' share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.
Note 9. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and each Fund has had no such events.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of DF Dent Premier Growth Fund, DF Dent Midcap Growth Fund and
DF Dent Small Cap Growth Fund and Board of Trustees of Forum Funds
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of DF Dent Premier Growth Fund, DF Dent Midcap Growth Fund, and DF Dent Small Cap Growth Fund, (the
“Funds”), each a series of Forum Funds, as of June 30, 2026, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2026, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
The Funds’ financial highlights for the year ended June 30, 2022, were audited by other auditors whose report dated August 24, 2022, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2023.
COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
August 24, 2026

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
IMPORTANT TAX INFORMATION (Unaudited)
JUNE 30, 2026
Federal Tax Status of Dividends Declared during the Fiscal Year
Pursuant to Section 852(b)(3) of the Internal Revenue Code, DF Dent Premier Growth Fund designated
$15,339,672 as long-term capital gain dividends.

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
OTHER INFORMATION (Unaudited)
JUNE 30, 2026
Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
N/A
Proxy Disclosure (Item 9 of Form N-CSR)
N/A
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Please see financial statements in Item 7.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form
N-CSR)
At the June 26, 2026 Board Meeting, the Board, including the Independent Trustees, considered the approval of the continuance of the investment advisory agreement between D.F. Dent and Company, Inc. (the “Adviser”)
and the Trust pertaining to the Funds (the “Advisory Agreement”). In preparation for its deliberations, the Board requested written responses from the Adviser to a due diligence questionnaire circulated on the Board's behalf concerning the services provided by the Adviser. The Board also discussed the materials with Fund counsel and, as necessary, with the Trust's administrator. During its deliberations, the Board received an oral presentation from the Adviser and was advised by independent Trustee counsel.
At the meeting, the Board reviewed, among other matters: (i) the nature, extent and quality of the services provided to the Funds by the Adviser, including information on the investment performance of the Funds; (ii) the costs of the services provided and profitability to the Adviser with respect to its relationship with each Fund;
(iii) information concerning the advisory fee and total expense ratio of each Fund, including a comparison to the fees and expenses of a relevant peer group of funds; (iv) the extent to which economies of scale may be realized as each Fund grows and whether the advisory fee enables investors to share in the benefits of economies of scale; and (v) other benefits received by the Adviser from its relationship with the Funds. The Board recognized that the evaluation process with respect to the Adviser was an ongoing one and, in this regard, the Board considered information provided by the Adviser at regularly scheduled meetings during the past year.
Nature, Extent and Quality of Services
Based on written materials received, a presentation from senior representatives of the Adviser and a discussion with the Adviser about the Adviser’s personnel, operations and financial condition, the Board considered the quality of services provided by the Adviser under the Advisory Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at the Adviser with principal responsibility for the Funds, as well as the investment philosophy and decision-making process of the Adviser and the capability and integrity of the Adviser’s senior management and staff.

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
OTHER INFORMATION (Unaudited)
JUNE 30, 2026
The Board considered also the adequacy of the Adviser’s resources. The Board noted the Adviser’s representation that the firm is in stable financial condition, that the firm is able to meet its expense reimbursement obligations to the Funds, and that the firm has the operational capability and necessary staffing and experience to continue providing high-quality investment advisory services to the Funds. Based on the presentation and the materials provided by the Adviser in connection with the Board’s consideration of the renewal of the Advisory Agreement, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided to the
Funds under the Advisory Agreement.
Performance
In connection with a presentation by the Adviser regarding its approach to managing the Funds, the Board reviewed the performance of each Fund as compared to its respective primary benchmark index. The Board considered that each Fund underperformed its respective benchmark index over each of the one-, three-, five-, and 10-year periods ended June 30, 2026. The Board also considered each Fund’s performance relative to a group of comparable funds identified by an independent, third-party data provider – ISS Corporate Solutions,
Inc. (“ISS”) – engaged by the Board for this purpose. The Board reviewed comparative performance of each
Fund over long-, intermediate-, and short-term periods. In that regard, the Board considered that the Premier
Fund’s performance ranked in the fifth quintile of its ISS peer group for each of the one-, three-, five-, and 10-year periods ended March 31, 2026; that the Midcap Fund’s performance ranked in the fifth quintile of its ISS peer group for each of the one-, three-, and five-year periods ended March 31, 2026 (with no 10-year performance available); and that the Small Cap Fund’s performance ranked in the fifth quintile for each of the one- and three-year periods ended March 31, 2026, and in the fourth quintile for the five-year period ended March 31,
2026 (with no 10-year performance available). In reviewing performance, the Board placed greater emphasis on longer-term performance than on shorter-term performance, taking into account that, over short periods of time, performance results may be transitory. The Board took into account that performance returns over longer periods can be impacted dramatically by the end point date from which performance is measured.
The Board also considered the Adviser’s view as to the principal drivers of each Fund’s performance. In that regard, the Board considered the Adviser’s representation that the Funds’ relative underweight exposure to certain mega-cap stocks, including certain of the “Magnificent Seven” stocks, and a market environment that rewarded momentum-driven strategies that are inconsistent with the Funds’ disciplined investment approach, caused the Funds to experience a period of disproportionate underperformance that negatively impacted the
Funds’ longer-term performance. The Board also considered the Adviser’s representation that the Funds have historically performed better in broader market environments and that changing market conditions, together with remedial measures implemented by the Adviser, have contributed to improved performance in recent months. In consideration of the Funds’ investment objectives and strategies, the Adviser’s investment style and the foregoing performance information, among other considerations, the Board determined that each Fund and its shareholders could benefit from the Adviser’s continued management of the Funds.

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
OTHER INFORMATION (Unaudited)
JUNE 30, 2026
Compensation
The Board evaluated the Adviser’s compensation for providing advisory services to each Fund and analyzed comparative information on the net advisory fee rate and net total expenses of each Fund as compared to its respective ISS peer group. In that regard, the Board considered that the net management fees for each Fund were higher than the median of the Funds’ respective ISS peers, and that the net total expenses for each
Fund either met the median (in the case of the Midcap Fund) or were lower than the median (in the case of the Premier Fund and Small Cap Fund) of the Funds’ respective ISS peers. Additionally, the Board considered advisory fee data from the Adviser’s similarly managed accounts and considered the relevance of differences in the services provided to such accounts as they relate to differences in the advisory fees charged in connection with management of the Funds. The Board also noted that the Adviser had in place a contractual expense waiver for each of the Funds, pursuant to which the Adviser continued to waive a portion of its investment advisory fees in order to subsidize the Funds’ expenses. Based on the foregoing and other applicable considerations, the Board concluded that the advisory fee rate charged to the Fund was reasonable.
Cost of Services and Profitability
The Board considered information provided by the Adviser regarding the costs of services and its profitability with respect to the Funds. In this regard, the Board considered the Adviser’s operating expenses and other resources devoted to the Funds, as well as the information provided by the Adviser regarding costs and overall profitability. The Board noted that the Adviser had in place a contractual expense waiver to ensure the expense ratios for the Funds remained at competitive levels. The Board also noted that the Adviser had committed to extending the expense cap arrangements for all of the Funds through at least the duration of the current
Advisory Agreement renewal period. The Board further noted the Adviser’s representation that the Funds were less profitable to the Adviser than the Adviser’s overall investment management business because, although the Funds represented a relatively small percentage of the Adviser’s total assets under management, the
Funds represented a relatively high percentage of the Adviser’s overall administrative, reporting, and compliance expenses. Based on these and other applicable considerations, the Board concluded that the Adviser’s profits attributable to management of the Funds were reasonable.
Economies of Scale
The Board evaluated whether the Funds would benefit from any economies of scale. In this respect, the Board considered each Fund’s fee structure, asset size, and net expense ratio, giving effect to each Fund’s expense waiver agreement. The Board reviewed relevant materials and discussed whether the use of breakpoints would be appropriate at this time, recognizing that an analysis of economies of scale is most relevant when a fund has achieved a substantial size and has growing assets and that, if a fund’s assets are stable or decreasing, the significance of economies of scale may be reduced. The Board considered that, although the Midcap Fund experienced periods of substantial asset growth in prior periods, the Midcap Fund’s assets had declined and were not at a level that reflected meaningful economies of scale. Noting the relatively low asset levels for the
Premier Fund and Small Cap Fund, the decrease in each Fund’s asset levels over the past year, the existence of the Adviser’s ongoing expense limitation arrangements, as well as the Adviser’s representation that the level

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
OTHER INFORMATION (Unaudited)
JUNE 30, 2026
of the Funds’ assets had not provided meaningful economies of scale, among other relevant considerations, the Board concluded that any existing economies of scale were captured by the expense cap structures of the
Funds and that the advisory fees for each Fund remained reasonable in light of the current information provided to the Board with respect to economies of scale.
Other Benefits
The Board noted the Adviser’s representation that, aside from its contractual advisory fees, it does not benefit in a material way from its relationship with the Funds. Based on the foregoing representation, the Board concluded that other benefits received by the Adviser from its relationship with the Funds were not a material factor to consider in approving the continuation of the Advisory Agreement.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Fund counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, and its consideration of information received throughout the year from the Adviser, the Board determined, in the exercise of its business judgment, that the advisory arrangement, as outlined in the Advisory Agreement, was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.

DF Dent Premier Growth Fund – DFDPX
DF Dent Midcap Growth Fund Investor Shares – DFDMX
DF Dent Midcap Growth Fund Institutional Shares – DFMGX
DF Dent Midcap Growth Fund Institutional Plus Shares – DFMLX
DF Dent Small Cap Growth Fund Investor Shares – DFDSX
DF Dent Small Cap Growth Fund Institutional Shares – DFSGX
DF Dent Small Cap Growth Fund Institutional Plus Shares – DFSLX
INVESTMENT ADVISER
D.F. Dent and Company, Inc.
400 E. Pratt Street, 7th Floor
Baltimore, MD 21202
www.dfdent.com
TRANSFER AGENT
Apex Fund Services
P.O. Box 588
Portland, ME 04112
(866) 2DF-DENT
www.apexgroup.com
221-ANR-0626
This report is submitted for the general information of the
shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an
effective prospectus, which includes information regarding the
Funds' risks, objectives, fees and expenses, experience of its management, and other information.

(b)       Included as part of financial statements filed under Item 7(a).
ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Included as part of financial statements filed under Item 7(a).
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Included as part of other information filed under Item 7(a).
ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the Board of Trustees from shareholders.
ITEM 16. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Reporting Period that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.
Not applicable.
ITEM 19. EXHIBITS.
(a)(1) Code of Ethics (filed herewith).
(a)(2) Not applicable.
(a)(3) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).
(a)(4) Not applicable.
(a)(5) Not applicable.
(b)     Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002 (filed herewith).

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant              Forum Funds
By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	August 31, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	August 31, 2026

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	August 31, 2026